SIGNIFICANT ACCOUNTING POLICIES:	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES:

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

a.	The accounting policies and calculation methods applied in the preparation of the condensed consolidated interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2017 and for the year then ended, except for the adoption of International Financial Reporting Standard No. 9 “Financial Instruments", effective from January 1, 2018, which did not have a material effect on the Company’s financial statements.

b.	International Financial Reporting Standard No. 16 “Leases” is effective for periods beginning on or after January 1, 2019. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and the impact is currently expected to be immaterial.